VIA EDGAR TRANSMISSION


January 6, 2012

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  FS Variable Annuity Account Five ("Registrant")
     The United States Life Insurance Company in the City of New York ("Depositor")
     Certification Pursuant to Rule 497(j) of the Securities Act of 1933 (Investment Company Act Number 811-08369)
     (Central Index Key 0001044561)

FILE NUMBER                      PRODUCT NAME
333-178860                       Seasons Triple Elite NY / Seasons Elite NY
333-178858                       Seasons Select II NY
333-178862                       Seasons Elite NY
333-178856                       Seasons Select II NY


Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:


1. In connection with the above-referenced Registration Statements, the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statements or amendments, and

2. The text of the most recent Registration Statements or amendments has been filed with the Commission electronically.

You may direct any questions regarding this filing to the undersigned at (310) 772-6259.


Very truly yours,

/s/ Helena Lee

Helena Lee
Counsel